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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05550

The Alger Portfolios
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

ITEM 1.  Schedule of Investments.

THE ALGER PORTFOLIOS  |  ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2010

	SHARES	VALUE
COMMON STOCKS—98.3%
ADVERTISING—0.3%
Focus Media Holding Ltd. #*	21,200	$387,112
Lamar Advertising Co., Cl. A *	10,600	364,110
		751,222
AEROSPACE & DEFENSE—2.4%
General Dynamics Corp.	36,577	2,823,744
Lockheed Martin Corp.	12,500	1,040,250
United Technologies Corp.	39,700	2,922,317
		6,786,311
AIR FREIGHT & LOGISTICS—1.4%
United Parcel Service Inc., Cl. B	60,800	3,916,128

APPLICATION SOFTWARE—2.0%
Adobe Systems Inc. *	75,700	2,677,509
Nice Systems Ltd. #*	17,300	549,275
Synopsys Inc. *	49,300	1,102,841
Taleo Corp., Cl. A *	53,089	1,375,536
		5,705,161
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Invesco Ltd.	65,200	1,428,532

AUTO PARTS & EQUIPMENT—1.9%
ArvinMeritor Inc. *	114,400	1,527,240
Lear Corp. *	34,600	2,745,510
TRW Automotive Holdings Corp. *	39,600	1,131,768
		5,404,518
BIOTECHNOLOGY—2.1%
Amgen Inc. *	57,600	3,442,176
Celgene Corp. *	17,400	1,078,104
Human Genome Sciences Inc. *	42,700	1,289,540
		5,809,820
CASINOS & GAMING—0.4%
Las Vegas Sands Corp.*	51,400	1,087,110

COAL & CONSUMABLE FUELS—1.2%
Peabody Energy Corp.	71,700	3,276,690

COMMUNICATIONS EQUIPMENT—3.2%
Brocade Communications Systems Inc. *	211,700	1,208,807
Cisco Systems Inc. *	138,300	3,599,949
Qualcomm Inc.	97,800	4,106,622
		8,915,378
COMPUTER HARDWARE—9.8%
Apple Inc. *	56,900	13,367,518
Dell Inc. *	48,700	730,987
Hewlett-Packard Co.	224,300	11,921,545
International Business Machines Corp.	13,100	1,680,075
		27,700,125
COMPUTER STORAGE & PERIPHERALS—1.2%
EMC Corp. *	114,700	2,069,188
Seagate Technology *	67,700	1,236,202
		3,305,390
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.3%
Cummins Inc.	12,500	774,375

DATA PROCESSING & OUTSOURCED SERVICES—1.3%
Mastercard Inc.	14,400	3,657,600

DEPARTMENT STORES—0.9%
Kohl’s Corp.*	46,700	2,558,226

DIVERSIFIED BANKS—0.2%
Banco Santander Brasil SA#	37,200	462,396

DIVERSIFIED CHEMICALS—1.4%
Ashland Inc.	17,659	931,865
FMC Corporation	46,500	2,815,110
		3,746,975

	SHARES	VALUE
COMMON STOCKS—(CONT.)
EDUCATION SERVICES—0.2%
ITT Educational Services Inc.*	6,100	$686,128

FERTILIZERS & AGRICULTURAL CHEMICALS—0.4%
Mosaic Co., /The	20,400	1,239,708

GENERAL MERCHANDISE STORES—0.8%
Target Corp.	40,635	2,137,401

GOLD—0.7%
Yamana Gold Inc.	187,900	1,850,815

HEALTH CARE EQUIPMENT—4.1%
Baxter International Inc.	92,400	5,377,680
Covidien PLC	102,900	5,173,812
Insulet Corp. *	62,700	946,143
		11,497,635
HEALTH CARE FACILITIES—0.6%
Health Management Associates Inc., Cl. A *	133,800	1,150,680
Select Medical Holdings Corp. *	53,600	452,384
		1,603,064
HEALTH CARE SUPPLIES—0.2%
Inverness Medical Innovations Inc.*	12,100	471,295

HOME ENTERTAINMENT SOFTWARE—1.4%
Activision Blizzard Inc.	337,300	4,067,838

HOME IMPROVEMENT RETAIL—1.0%
Lowe’s Companies, Inc.	115,800	2,806,992

HOTELS RESORTS & CRUISE LINES—0.5%
Wyndham Worldwide Corp.	54,200	1,394,566

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.3%
Towers Watson & Co.	16,400	779,000

HYPERMARKETS & SUPER CENTERS—1.9%
Wal-Mart Stores Inc.	93,900	5,220,840

INDUSTRIAL CONGLOMERATES—1.9%
McDermott International Inc. *	11,700	314,964
Tyco International Ltd.	129,000	4,934,250
		5,249,214
INDUSTRIAL MACHINERY—0.2%
Stanley Works, /The	11,900	683,179

INTEGRATED OIL & GAS—3.0%
Chevron Corp.	110,300	8,364,049

INTERNET RETAIL—1.5%
Amazon.com Inc. *	6,470	878,173
Expedia Inc.	134,900	3,367,104
		4,245,277
INTERNET SOFTWARE & SERVICES—8.2%
eBay Inc. *	132,983	3,583,892
Google Inc., Cl. A *	8,700	4,932,987
GSI Commerce Inc. *	124,800	3,453,216
IAC/InterActiveCorp. *	145,500	3,308,670
Sina Corp. *	87,800	3,309,182
Yahoo! Inc. *	261,200	4,317,636
		22,905,583
INVESTMENT BANKING & BROKERAGE—0.6%
Goldman Sachs Group Inc., /The	1,600	273,008
Lazard Ltd., Cl. A	32,800	1,170,960
Morgan Stanley	9,300	272,397
		1,716,365
LIFE & HEALTH INSURANCE—0.7%
Lincoln National Corp.	28,600	878,020
MetLife Inc.	27,200	1,178,848
		2,056,868

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LIFE SCIENCES TOOLS & SERVICES—1.0%
Life Technologies Corp. *	28,600	$1,494,922
Thermo Fisher Scientific Inc. *	27,700	1,424,888
		2,919,810
MANAGED HEALTH CARE—0.7%
WellPoint Inc.*	30,800	1,982,904

METAL & GLASS CONTAINERS—0.6%
Owens-Illinois Inc.*	49,100	1,745,014

MOVIES & ENTERTAINMENT—1.0%
DreamWorks Animation SKG Inc. *	27,600	1,087,164
Regal Entertainment Group, Cl. A	90,000	1,581,300
		2,668,464
MULTI-LINE INSURANCE—1.6%
Genworth Financial Inc., Cl. A *	97,700	1,791,818
Hartford Financial Services Group Inc.	99,000	2,813,580
		4,605,398
OIL & GAS DRILLING—0.2%
Transocean Ltd.*	6,600	570,108

OIL & GAS EXPLORATION & PRODUCTION—3.9%
Devon Energy Corp.	53,600	3,453,448
Nexen Inc.	190,200	4,699,842
Plains Exploration & Production Co. *	101,500	3,043,985
		11,197,275
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Magellan Midstream Partners LP	22,325	1,061,107

OTHER DIVERSIFIED FINANCIAL SERVICES—4.5%
Bank of America Corp.	313,700	5,599,545
BM&F Bovespa SA	226,100	1,525,323
JPMorgan Chase & Co.	120,700	5,401,325
		12,526,193
PHARMACEUTICALS—4.5%
Abbott Laboratories	92,200	4,857,096
Auxilium Pharmaceuticals Inc. *	73,100	2,277,796
Pfizer Inc.	330,300	5,664,646
		12,799,538
PROPERTY & CASUALTY INSURANCE—1.8%
Assured Guaranty Ltd.	85,300	1,874,041
Travelers Cos., Inc., /The	58,100	3,133,914
		5,007,955
PUBLISHING—0.4%
McGraw-Hill Cos., Inc., /The	34,300	1,222,795

RESTAURANTS—1.3%
McDonald’s Corp.	54,400	3,629,568

SEMICONDUCTOR EQUIPMENT—1.5%
Lam Research Corp. *	71,800	2,679,576
Novellus Systems Inc. *	58,600	1,465,000
		4,144,576
SEMICONDUCTORS—8.0%
Intel Corp.	410,400	9,135,504
Marvell Technology Group Ltd. *	373,900	7,620,082
Micron Technology Inc. *	153,600	1,595,904
ON Semiconductor Corp. *	197,900	1,583,200
Skyworks Solutions Inc. *	143,500	2,238,600
Texas Instruments Inc.	15,600	381,732
		22,555,022
SOFT DRINKS—1.1%
PepsiCo Inc.	48,000	3,175,680

SPECIALIZED FINANCE—0.2%
CME Group Inc.	2,200	695,442

	SHARES	VALUE
COMMON STOCKS—(CONT.)
STEEL—1.2%
Cliffs Natural Resources Inc.	49,100	$3,483,645

SYSTEMS SOFTWARE—3.0%
Microsoft Corp.	222,300	6,506,721
Oracle Corp.	70,700	1,816,283
		8,323,004
THRIFTS & MORTGAGE FINANCE—0.2%
TFS Financial Corp.	42,218	563,610

TOBACCO—1.6%
Philip Morris International Inc.	86,400	4,506,624

TRUCKING—0.2%
Hertz Global Holdings Inc.*	52,900	528,471

WIRELESS TELECOMMUNICATION SERVICES—0.7%
NII Holdings Inc., Cl. B*	44,100	1,837,206

TOTAL COMMON STOCKS (Cost $259,693,293)		276,011,183

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—1.7%
TIME DEPOSITS—1.7%
Wells Fargo Grand Cayman, 0.03%, 4/01/10 (Cost $4,840,262)	4,840,262	4,840,262

Total Investments (Cost $264,533,555)(a)	100.0%	280,851,445
Other Assets in Excess of Liabilities	—	28,004

NET ASSETS	100.0%	$280,879,449

‡               Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*               Non-income producing security.

#               American Depository Receipts.

(a)     At March 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $267,217,121 amounted to $13,634,324 which consisted of aggregate gross unrealized appreciation of $21,318,792 and aggregate gross unrealized depreciation of $7,684,468.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2010

	SHARES	VALUE
COMMON STOCKS—98.7%
AEROSPACE & DEFENSE—3.6%
Boeing Co., /The	24,850	$1,804,359
General Dynamics Corp.	47,600	3,674,720
Lockheed Martin Corp.	49,700	4,136,034
United Technologies Corp.	44,900	3,305,089
		12,920,202
AGRICULTURAL PRODUCTS—0.5%
Bunge Ltd.	30,200	1,861,226

AIR FREIGHT & LOGISTICS—1.1%
United Parcel Service Inc., Cl. B	61,000	3,929,010

APPAREL RETAIL—0.6%
Gap Inc., /The	96,900	2,239,359

ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Invesco Ltd.	82,700	1,811,957
Northern Trust Corp.	42,900	2,370,654
		4,182,611
BIOTECHNOLOGY—1.9%
Amgen Inc. *	76,200	4,553,712
Celgene Corp. *	39,800	2,466,008
		7,019,720
CASINOS & GAMING—0.6%
Las Vegas Sands Corp.*	96,300	2,036,745

COAL & CONSUMABLE FUELS—0.6%
Peabody Energy Corp.	46,800	2,138,760

COMMUNICATIONS EQUIPMENT—4.5%
Cisco Systems Inc. *	323,350	8,416,801
Qualcomm Inc.	152,390	6,398,856
Research In Motion Ltd. *	19,500	1,442,025
		16,257,682
COMPUTER & ELECTRONICS RETAIL—0.6%
Best Buy Co., Inc.	52,100	2,216,334

COMPUTER HARDWARE—8.6%
Apple Inc. *	62,750	14,741,857
Dell Inc. *	183,800	2,758,838
Hewlett-Packard Co.	145,500	7,733,325
International Business Machines Corp.	50,200	6,438,150
		31,672,170
COMPUTER STORAGE & PERIPHERALS—1.1%
EMC Corp.*	214,900	3,876,796

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.8%
Deere & Co.	48,200	2,865,972

DATA PROCESSING & OUTSOURCED SERVICES—2.8%
Fidelity National Information Services Inc.	76,200	1,786,128
Mastercard Inc.	18,500	4,699,000
Visa Inc., Cl. A	39,600	3,604,788
		10,089,916
DEPARTMENT STORES—0.5%
Kohl’s Corp.*	35,500	1,944,690

DIVERSIFIED CHEMICALS—0.7%
EI Du Pont de Nemours & Co.	68,900	2,565,836

DRUG RETAIL—2.0%
CVS Caremark Corp.	100,600	3,677,936
Walgreen Co.	99,600	3,694,164
		7,372,100
ELECTRIC UTILITIES—0.9%
Southern Co.	99,000	3,282,840

ENVIRONMENTAL & FACILITIES SERVICES—0.6%
Republic Services Inc.	80,700	2,341,914

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FERTILIZERS & AGRICULTURAL CHEMICALS—1.3%
Monsanto Co.	33,400	$2,385,428
Potash Corporation of Saskatchewan Inc.	21,000	2,506,350
		4,891,778
FOOD RETAIL—0.7%
Kroger Co., /The	117,700	2,549,382

FOOTWEAR—0.7%
NIKE Inc., Cl. B	36,300	2,668,050

FOREST PRODUCTS—0.3%
Weyerhaeuser Co.	20,700	937,089

GENERAL MERCHANDISE STORES—0.8%
Target Corp.	56,000	2,945,600

GOLD—0.9%
Goldcorp Inc.	87,300	3,249,306

HEALTH CARE EQUIPMENT—4.0%
Baxter International Inc.	81,100	4,720,020
Covidien PLC	62,700	3,152,556
St. Jude Medical Inc. *	44,700	1,834,935
Stryker Corp.	41,800	2,391,796
Zimmer Holdings Inc. *	40,500	2,397,600
		14,496,907
HEALTH CARE SERVICES—0.8%
Express Scripts Inc.*	27,900	2,839,104

HOME ENTERTAINMENT SOFTWARE—1.2%
Activision Blizzard Inc.	217,000	2,617,020
Electronic Arts Inc. *	100,400	1,873,464
		4,490,484
HOME IMPROVEMENT RETAIL—0.9%
Lowe’s Companies, Inc.	133,400	3,233,616

HOTELS RESORTS & CRUISE LINES—1.5%
Carnival Corp.	80,800	3,141,504
Marriott International Inc., Cl. A	62,012	1,954,627
		5,096,131
HOUSEHOLD PRODUCTS—1.5%
Procter & Gamble Co., /The	85,250	5,393,768

HYPERMARKETS & SUPER CENTERS—2.7%
Costco Wholesale Corp.	28,800	1,719,648
Wal-Mart Stores Inc.	143,200	7,961,920
		9,681,568
INDUSTRIAL CONGLOMERATES—1.3%
Tyco International Ltd.	124,600	4,765,950

INDUSTRIAL GASES—0.5%
Praxair Inc.	23,000	1,909,000

INTEGRATED OIL & GAS—2.8%
Chevron Corp.	85,500	6,483,465
Exxon Mobil Corp.	59,100	3,958,518
		10,441,983
INTEGRATED TELECOMMUNICATION SERVICES—0.7%
Verizon Communications Inc.	79,300	2,459,886

INTERNET RETAIL—1.3%
Amazon.com Inc.*	34,600	4,696,258

INTERNET SOFTWARE & SERVICES—4.7%
eBay Inc. *	146,500	3,948,175
Google Inc., Cl. A *	15,950	9,043,809
Yahoo! Inc. *	258,400	4,271,352
		17,263,336
INVESTMENT BANKING & BROKERAGE—2.4%
Charles Schwab Corp., /The	145,300	2,715,657
Goldman Sachs Group Inc., /The	18,400	3,139,592

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INVESTMENT BANKING & BROKERAGE—(CONT.)
Morgan Stanley	84,000	$2,460,360
		8,315,609
IT CONSULTING & OTHER SERVICES—0.7%
Cognizant Technology Solutions Corp., Cl. A*	48,900	2,492,922

LIFE SCIENCES TOOLS & SERVICES—0.8%
Thermo Fisher Scientific Inc.*	59,500	3,060,680

MANAGED HEALTH CARE—0.6%
UnitedHealth Group Inc.	71,700	2,342,439

MOVIES & ENTERTAINMENT—0.8%
Viacom Inc., Cl. B*	88,900	3,056,382

MULTI-LINE INSURANCE—0.3%
Hartford Financial Services Group Inc.	39,700	1,128,274

OIL & GAS DRILLING—0.7%
Transocean Ltd.*	28,700	2,479,106

OIL & GAS EQUIPMENT & SERVICES—0.8%
Schlumberger Ltd.	43,600	2,766,856

OIL & GAS EXPLORATION & PRODUCTION—2.1%
Devon Energy Corp.	65,700	4,233,051
Nexen Inc.	132,700	3,279,017
		7,512,068
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Enterprise Products Partners LP	56,100	1,939,938

OTHER DIVERSIFIED FINANCIAL SERVICES—2.0%
Bank of America Corp.	205,300	3,664,605
JPMorgan Chase & Co.	81,000	3,624,750
		7,289,355
PACKAGED FOODS & MEATS—0.8%
Kraft Foods Inc., Cl. A	101,100	3,057,264

PHARMACEUTICALS—5.9%
Abbott Laboratories	112,600	5,931,768
Allergan Inc.	37,100	2,423,372
Johnson & Johnson	101,400	6,611,280
Pfizer Inc.	365,300	6,264,895
		21,231,315
PROPERTY & CASUALTY INSURANCE—0.9%
Travelers Cos., Inc., /The	62,300	3,360,462

RAILROADS—1.1%
CSX Corp.	78,600	4,000,740

RESTAURANTS—1.1%
McDonald’s Corp.	59,300	3,956,496

SEMICONDUCTOR EQUIPMENT—0.5%
Applied Materials Inc.	137,500	1,853,500

SEMICONDUCTORS—3.9%
Broadcom Corp., Cl. A	54,100	1,795,038
Intel Corp.	307,655	6,848,400
Marvell Technology Group Ltd. *	113,100	2,304,978
Taiwan Semiconductor Manufacturing Co., Ltd. #	222,506	2,334,088
Texas Instruments Inc.	44,700	1,093,809
		14,376,313
SOFT DRINKS—3.3%
Coca-Cola Co., /The	108,200	5,951,000
PepsiCo Inc.	89,600	5,927,936
		11,878,936
SPECIALIZED FINANCE—1.0%
CME Group Inc.	11,560	3,654,232

SYSTEMS SOFTWARE—4.2%
Microsoft Corp.	376,211	11,011,696

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SYSTEMS SOFTWARE—(CONT.)
Oracle Corp.	174,200	$4,475,198
		15,486,894
TOBACCO—2.6%
Altria Group Inc.	175,350	3,598,182
Philip Morris International Inc.	113,950	5,943,632
		9,541,814
TOTAL COMMON STOCKS (Cost $328,990,628)		359,604,674

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—1.3%
TIME DEPOSITS—1.3%
Wells Fargo Grand Cayman, 0.03%, 4/01/10 (Cost $4,892,850)	4,892,850	4,892,850

Total Investments (Cost $333,883,478)(a)	100.0%	364,497,524
Other Assets in Excess of Liabilities	—	74,799

NET ASSETS	100.0%	$364,572,323

‡               Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                Non-income producing security.

#                American Depository Receipts.

(a)      At March 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $335,102,452 amounted to $29,395,072 which consisted of aggregate gross unrealized appreciation of $41,665,052 and aggregate gross unrealized depreciation of $12,269,980.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2010

	SHARES	VALUE
COMMON STOCKS—97.1%
ADVERTISING—0.9%
Focus Media Holding Ltd.#*	103,100	1,882,606

AEROSPACE & DEFENSE—1.2%
Goodrich Corp.	33,700	2,376,524

AIR FREIGHT & LOGISTICS—0.8%
Expeditors International of Washington Inc.	44,900	1,657,708

APPAREL RETAIL—3.6%
American Eagle Outfitters Inc.	77,100	1,427,892
Chico’s FAS Inc.	119,600	1,724,632
J Crew Group Inc. *	32,800	1,505,520
TJX Cos., Inc.	57,000	2,423,640
		7,081,684
APPLICATION SOFTWARE—4.9%
Citrix Systems Inc. *	20,300	963,641
Informatica Corp. *	54,100	1,453,126
Nice Systems Ltd. #*	60,600	1,924,050
Pegasystems Inc.	49,700	1,838,900
SolarWinds Inc. *	74,200	1,607,172
Synopsys Inc. *	85,100	1,903,687
		9,690,576
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
Affiliated Managers Group Inc. *	9,900	782,100
Invesco Ltd.	107,100	2,346,560
Northern Trust Corp.	13,700	757,062
		3,885,722
BIOTECHNOLOGY—2.5%
China Nuokang Bio-Pharmaceutical Inc. #*	65,000	403,000
Human Genome Sciences Inc. *	81,200	2,452,240
Metabolix Inc. *	182,000	2,216,760
		5,072,000
BROADCASTING & CABLE TV—0.8%
Discovery Communications Inc.*	45,400	1,534,066

CABLE & SATELLITE—0.8%
Scripps Networks Interactive Inc.	35,800	1,587,730

CASINOS & GAMING—0.8%
Las Vegas Sands Corp.*	73,100	1,546,065

COAL & CONSUMABLE FUELS—0.8%
Patriot Coal Corp.*	76,600	1,567,236

COMMUNICATIONS EQUIPMENT—1.8%
Blue Coat Systems Inc. *	27,700	859,808
Brocade Communications Systems Inc. *	472,300	2,696,833
		3,556,641
COMPUTER HARDWARE—1.4%
Apple Inc.*	11,600	2,725,188

COMPUTER STORAGE & PERIPHERALS—1.4%
NetApp Inc. *	59,500	1,937,320
Seagate Technology *	50,900	929,434
		2,866,754
CONSTRUCTION & ENGINEERING—0.5%
Chicago Bridge & Iron Co., NV#*	40,700	946,682

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Bucyrus International Inc.	21,600	1,425,384

CONSUMER ELECTRONICS—0.8%
Garmin Ltd.	40,400	1,554,592

DATA PROCESSING & OUTSOURCED SERVICES—1.3%
Echo Global Logistics Inc. *	101,700	1,312,947
Fidelity National Information Services Inc.	33,200	778,208
Global Payments Inc.	10,900	496,495
		2,587,650

DIVERSIFIED BANKS—0.6%
Comerica Inc.	33,200	1,262,928

EDUCATION SERVICES—1.0%
DeVry Inc.	29,700	1,936,440

ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
General Cable Corp. *	76,300	2,060,100
Roper Industries Inc.	29,000	1,677,360
		3,737,460
ENVIRONMENTAL & FACILITIES SERVICES—1.0%
Stericycle Inc.*	35,200	1,918,400

FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
Mosaic Co., /The	15,600	948,012

GOLD—1.6%
Yamana Gold Inc.	324,300	3,194,355

HEALTH CARE EQUIPMENT—3.5%
CR Bard Inc.	22,500	1,948,950
Gen-Probe Inc. *	26,700	1,335,000
Hologic Inc. *	57,300	1,062,342
Hospira Inc. *	14,400	815,760
Insulet Corp. *	25,700	387,813
Intuitive Surgical Inc. *	1,400	487,382
Mindray Medical International Ltd. #	26,400	961,488
		6,998,735
HEALTH CARE FACILITIES—2.3%
Select Medical Holdings Corp. *	265,700	2,242,508
Universal Health Services Inc., Cl. B	65,500	2,298,395
		4,540,903
HEALTH CARE SUPPLIES—0.3%
AGA Medical Holdings Inc.*	39,000	633,750

HEALTH CARE TECHNOLOGY—0.2%
Allscripts-Misys Healthcare Solutions Inc.*	19,700	385,332

HOME ENTERTAINMENT SOFTWARE—1.5%
Activision Blizzard Inc.	255,200	3,077,712

HOME FURNISHING RETAIL—1.2%
Bed Bath & Beyond Inc.*	56,800	2,485,568

HOMEBUILDING—2.3%
Lennar Corp., Cl. A	92,300	1,588,483
Meritage Homes Corp. *	44,700	938,700
Toll Brothers Inc. *	100,100	2,082,080
		4,609,263
HOTELS RESORTS & CRUISE LINES—0.9%
Interval Leisure Group *	33,800	492,128
Orient-Express Hotels Ltd., Cl. A *	95,800	1,358,444
		1,850,572
INDUSTRIAL CONGLOMERATES—0.7%
McDermott International Inc.*	50,900	1,370,228

INDUSTRIAL MACHINERY—2.7%
Duoyuan Global Water Inc. #*	44,700	1,241,319
SmartHeat Inc. *	114,600	1,230,804
SPX Corp.	47,300	3,136,936
		5,609,059
INSURANCE BROKERS—0.1%
Primerica Inc.*	7,400	111,000

INTERNET RETAIL—2.1%
Expedia Inc.	102,400	2,555,904
NetFlix Inc. *	21,200	1,563,288
		4,119,192
INTERNET SOFTWARE & SERVICES—4.0%
Akamai Technologies Inc. *	21,600	678,456
eBay Inc. *	116,700	3,145,065
GSI Commerce Inc. *	25,100	694,517
IAC/InterActiveCorp. *	24,600	559,404

OpenTable Inc. *	39,500	1,506,135
Yahoo! Inc. *	89,400	1,477,782
		8,061,359
INVESTMENT BANKING & BROKERAGE—1.7%
Greenhill & Co., Inc.	17,200	1,411,948
Lazard Ltd., Cl. A	53,200	1,899,240
		3,311,188
IT CONSULTING & OTHER SERVICES—1.5%
Cognizant Technology Solutions Corp., Cl. A*	57,300	2,921,154

LEISURE PRODUCTS—0.3%
Coach Inc.	14,300	565,136

LIFE & HEALTH INSURANCE—1.0%
Lincoln National Corp.	65,000	1,995,500

LIFE SCIENCES TOOLS & SERVICES—1.4%
ICON PLC #*	62,000	1,636,800
Illumina Inc. *	30,800	1,198,120
		2,834,920
MANAGED HEALTH CARE—0.3%
Health Net Inc.*	27,700	688,899

MULTI-LINE INSURANCE—1.6%
China Pacific Insurance Group Co., Ltd. *	4,900	21,772
Genworth Financial Inc., Cl. A *	89,000	1,632,260
Hartford Financial Services Group Inc.	53,800	1,528,996
		3,183,028
OFFICE SERVICES & SUPPLIES—0.6%
SYKES Enterprises Inc.*	49,500	1,130,580

OIL & GAS EQUIPMENT & SERVICES—2.1%
Cameron International Corp. *	45,500	1,950,130
National Oilwell Varco Inc.	52,800	2,142,624
		4,092,754
OIL & GAS EXPLORATION & PRODUCTION—5.0%
Devon Energy Corp.	30,600	1,971,558
Mariner Energy Inc. *	131,800	1,973,046
Nexen Inc.	145,000	3,582,950
Plains Exploration & Production Co. *	85,100	2,552,149
		10,079,703
OTHER DIVERSIFIED FINANCIAL SERVICES—0.9%
BM&F Bovespa SA	274,902	1,854,553

PACKAGED FOODS & MEATS—0.5%
McCormick & Co., Inc.	25,000	959,000

PERSONAL PRODUCTS—1.0%
Avon Products Inc.	60,600	2,052,522

PHARMACEUTICALS—4.1%
Auxilium Pharmaceuticals Inc. *	78,100	2,433,596
Medicis Pharmaceutical Corp., Cl. A	75,200	1,892,032
Mylan Inc. *	95,800	2,175,618
Optimer Pharmaceuticals Inc. *	121,900	1,496,932
		7,998,178
PROPERTY & CASUALTY INSURANCE—0.4%
Chubb Corp.	15,500	803,675

RAILROADS—0.5%
CSX Corp.	19,100	972,190

RESEARCH & CONSULTING SERVICES—1.6%
FTI Consulting Inc.*	79,700	3,133,804

RESTAURANTS—1.8%
Cheesecake Factory Inc., /The *	25,500	690,030
McCormick & Schmick’s Seafood Restaurants Inc. *	151,600	1,526,612
Starbucks Corp.	60,000	1,456,200
		3,672,842
SEMICONDUCTOR EQUIPMENT—1.5%
Lam Research Corp.*	82,200	3,067,704

SEMICONDUCTORS—6.8%
Altera Corp.	59,500	1,446,445
Atheros Communications Inc. *	52,900	2,047,759
Marvell Technology Group Ltd. *	143,000	2,914,340
Mellanox Technologies Ltd. *	24,600	579,822
Micron Technology Inc. *	194,100	2,016,699
Netlogic Microsystems Inc. *	38,100	1,121,283
Skyworks Solutions Inc. *	214,800	3,350,879
		13,477,227
SOFT DRINKS—1.0%
Hansen Natural Corp.*	46,200	2,004,156

SPECIALIZED FINANCE—1.2%
CME Group Inc.	5,600	1,770,216
NYSE Euronext	21,800	645,498
		2,415,714
SPECIALTY CHEMICALS—0.7%
Rockwood Holdings Inc.*	54,900	1,461,438

SPECIALTY STORES—0.5%
Tiffany & Co.	21,200	1,006,788

STEEL—1.1%
Cliffs Natural Resources Inc.	31,300	2,220,735

SYSTEMS SOFTWARE—0.7%
Red Hat Inc.*	47,600	1,393,252

THRIFTS & MORTGAGE FINANCE—1.0%
People’s United Financial Inc.	127,100	1,987,844

TOBACCO—1.0%
ITC Ltd*	344,100	2,020,376

TOTAL COMMON STOCKS (Cost $180,165,440)		193,699,936

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—1.7%
WIRELESS TELECOMMUNICATION SERVICES—1.7%
SBA Communications Corp., 4.00%, 10/1/14(L2)(a) (Cost $3,129,726)	2,509,000	3,418,513

	CONTRACTS
PURCHASED OPTIONS—0.2%
PUT OPTIONS—0.2%
Russell 2000/April/680 (Cost $532,263)	285	316,350

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—0.5%
TIME DEPOSITS—0.5%
Wells Fargo Grand Cayman, 0.03%, 4/01/10 (Cost $926,881)	926,881	926,881

Total Investments (Cost $184,754,310)(b)	99.5%	198,361,680
Other Assets in Excess of Liabilities	0.5	987,505

NET ASSETS	100.0%	$199,349,185

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 1.7%, of the net assets of the Fund.

(b)

At March 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $187,241,533 amounted to $11,120,147 which consisted of aggregate gross unrealized appreciation of $20,205,083 and aggregate gross unrealized depreciation of $9,084,936.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMID CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2010

	SHARES	VALUE
COMMON STOCKS—96.2%
ADVERTISING—0.7%
Lamar Advertising Co., Cl. A*	12,905	$443,287

AEROSPACE & DEFENSE—1.1%
BE Aerospace Inc.*	22,010	670,205

AIRLINES—0.4%
Airtran Holdings Inc.*	52,185	265,100

APPAREL RETAIL—4.0%
American Eagle Outfitters Inc.	31,535	584,027
AnnTaylor Stores Corp. *	24,000	496,800
Coldwater Creek Inc. *	40,730	282,666
J Crew Group Inc. *	11,055	507,425
Urban Outfitters Inc. *	14,845	564,555
		2,435,473
APPLICATION SOFTWARE—7.9%
Ansys Inc. *	13,185	568,801
Concur Technologies Inc. *	10,520	431,425
Informatica Corp. *	24,570	659,951
Nice Systems Ltd. #*	19,035	604,361
Pegasystems Inc.	16,123	596,551
SolarWinds Inc. *	20,270	439,048
Solera Holdings Inc.	12,760	493,174
Synopsys Inc. *	17,595	393,600
Taleo Corp., Cl. A *	22,760	589,712
		4,776,623
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Affiliated Managers Group Inc. *	4,945	390,655
Artio Global Investors Inc.	11,165	276,222
		666,877
AUTO PARTS & EQUIPMENT—0.8%
Dana Holding Corp.*	40,655	482,981

BIOTECHNOLOGY—4.1%
Alexion Pharmaceuticals Inc. *	10,500	570,885
Cephalon Inc. *	3,690	250,108
Human Genome Sciences Inc. *	22,240	671,647
OSI Pharmaceuticals Inc. *	5,190	309,065
Savient Pharmaceuticals Inc. *	32,170	464,857
United Therapeutics Corp. *	3,685	203,891
		2,470,453
CASINOS & GAMING—0.7%
Bally Technologies Inc.*	11,060	448,372

COMMUNICATIONS EQUIPMENT—2.0%
Brocade Communications Systems Inc. *	63,830	364,469
F5 Networks Inc. *	5,575	342,918
Finisar Corp. *	31,910	501,307
		1,208,694
COMPUTER STORAGE & PERIPHERALS—1.0%
QLogic Corp.*	29,985	608,696

CONSTRUCTION & ENGINEERING—0.8%
Aecom Technology Corp.*	18,115	513,923

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Bucyrus International Inc.	6,840	451,372

DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Wright Express Corp.*	14,220	428,306

DISTILLERS & VINTNERS—0.8%
Central European Distribution Corp.*	13,395	468,959

DISTRIBUTORS—1.0%
LKQ Corp.*	29,700	602,910

EDUCATION SERVICES—1.0%
ITT Educational Services Inc.*	5,265	592,207

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ELECTRIC UTILITIES—1.1%
ITC Holdings Corp.	11,910	$655,050

ELECTRICAL COMPONENTS & EQUIPMENT—3.9%
AMETEK Inc.	14,010	580,854
Generac Holdings Inc. *	12,950	181,430
GrafTech International Ltd. *	27,750	379,343
Roper Industries Inc.	8,015	463,588
Woodward Governor Co.	23,730	758,884
		2,364,099
ELECTRONIC MANUFACTURING SERVICES—0.7%
Trimble Navigation Ltd.*	14,845	426,348

ENVIRONMENTAL & FACILITIES SERVICES—1.7%
Tetra Tech Inc. *	16,125	371,520
Waste Connections Inc. *	19,695	668,842
		1,040,362
FOREST PRODUCTS—0.8%
Louisiana-Pacific Corp.*	51,420	465,351

GENERAL MERCHANDISE STORES—1.0%
Dollar Tree Inc.*	10,310	610,558

GOLD—0.5%
Gammon Gold Inc.*	38,485	276,707

HEALTH CARE EQUIPMENT—3.0%
Masimo Corp.	8,650	229,658
NuVasive Inc. *	9,513	429,988
Sirona Dental Systems Inc. *	16,385	623,121
Thoratec Corp. *	16,760	560,622
		1,843,389
HEALTH CARE FACILITIES—2.4%
Community Health Systems Inc. *	16,955	626,148
Select Medical Holdings Corp. *	45,320	382,501
VCA Antech Inc. *	16,980	475,949
		1,484,598
HEALTH CARE SERVICES—0.9%
IPC The Hospitalist Co., Inc.*	15,805	554,914

HEALTH CARE SUPPLIES—1.0%
Inverness Medical Innovations Inc.*	16,125	628,069

HOME FURNISHING RETAIL—0.8%
Williams-Sonoma Inc.	18,440	484,788

HOTELS RESORTS & CRUISE LINES—1.5%
Gaylord Entertainment Co. *	14,965	438,325
Wyndham Worldwide Corp.	17,455	449,117
		887,442
HOUSEHOLD PRODUCTS—0.8%
Church & Dwight Co., Inc.	7,690	514,846

HOUSEWARES & SPECIALTIES—1.0%
Tupperware Brands Corp.	12,660	610,465

INDUSTRIAL GASES—0.5%
Airgas Inc.	4,420	281,200

INDUSTRIAL MACHINERY—2.1%
Clarcor Inc.	8,650	298,339
Pall Corp.	14,635	592,571
SPX Corp.	5,585	370,397
		1,261,307
INTERNET RETAIL—0.9%
Expedia Inc.	22,610	564,346

INTERNET SOFTWARE & SERVICES—3.6%
GSI Commerce Inc. *	26,560	734,915
IAC/InterActiveCorp. *	18,330	416,824
OpenTable Inc. *	10,575	403,225

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—(CONT.)
VistaPrint Ltd. *	11,065	$633,471
		2,188,435
INVESTMENT BANKING & BROKERAGE—1.2%
Knight Capital Group Inc. *	17,700	269,925
Lazard Ltd., Cl. A	13,630	486,591
		756,516
LEISURE FACILITIES—0.7%
Life Time Fitness Inc.*	15,375	432,038

LEISURE PRODUCTS—1.1%
Phillips-Van Heusen Corp.	12,085	693,196

LIFE & HEALTH INSURANCE—0.9%
Lincoln National Corp.	16,960	520,672

LIFE SCIENCES TOOLS & SERVICES—3.0%
Bruker Corp. *	29,830	437,010
ICON PLC #*	12,960	342,144
Illumina Inc. *	8,740	339,986
Parexel International Corp. *	31,170	726,572
		1,845,712
MANAGED HEALTH CARE—1.0%
Amerigroup Corp.*	17,810	592,004

METAL & GLASS CONTAINERS—0.7%
Crown Holdings Inc.*	18,795	506,713

MULTI-LINE INSURANCE—1.1%
Genworth Financial Inc., Cl. A*	36,650	672,161

OFFICE SERVICES & SUPPLIES—1.0%
SYKES Enterprises Inc.*	26,040	594,754

OIL & GAS EQUIPMENT & SERVICES—1.3%
Acergy SA #	27,505	504,991
Cal Dive International Inc. *	39,835	291,991
		796,982
OIL & GAS EXPLORATION & PRODUCTION—2.6%
Mariner Energy Inc. *	15,170	227,095
Plains Exploration & Production Co. *	19,480	584,206
Quicksilver Resources Inc. *	33,170	466,702
Whitinig Petroleum Corp. *	3,580	289,407
		1,567,410
PACKAGED FOODS & MEATS—1.3%
Hain Celestial Group Inc. *	20,250	351,338
Ralcorp Holdings Inc. *	6,055	410,407
		761,745
PHARMACEUTICALS—4.6%
Auxilium Pharmaceuticals Inc. *	17,385	541,717
Medicis Pharmaceutical Corp., Cl. A	26,015	654,536
Mylan Inc. *	27,070	614,760
Optimer Pharmaceuticals Inc. *	38,356	471,012
Perrigo Co.	8,630	506,754
		2,788,779
RAILROADS—0.7%
Genesee & Wyoming Inc., Cl. A*	12,025	410,293

REGIONAL BANKS—0.5%
Iberiabank Corp.	4,965	297,950

REINSURANCE—0.7%
Platinum Underwriters Holdings Ltd.	10,750	398,610

RESEARCH & CONSULTING SERVICES—2.5%
FTI Consulting Inc. *	13,215	519,614
ICF International Inc. *	21,220	527,104
IHS Inc., Cl. A *	9,320	498,340
		1,545,058

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—0.9%
Darden Restaurants Inc.	11,650	$518,891

RETAIL REITS—0.4%
Macerich Co., /The	7,052	270,162

SECURITY & ALARM SERVICES—1.0%
Geo Group Inc., /The*	29,440	583,501

SEMICONDUCTOR EQUIPMENT—1.0%
Novellus Systems Inc.*	25,065	626,625

SEMICONDUCTORS—5.5%
Atheros Communications Inc. *	18,015	697,361
Mellanox Technologies Ltd. *	25,725	606,338
Monolithic Power Systems Inc. *	21,000	468,300
Netlogic Microsystems Inc. *	20,040	589,777
ON Semiconductor Corp. *	51,720	413,760
Skyworks Solutions Inc. *	38,140	594,984
		3,370,520
SPECIALTY CHEMICALS—0.7%
Rockwood Holdings Inc.*	16,290	433,640

SPECIALTY STORES—0.5%
Tiffany & Co.	6,475	307,498

STEEL—0.5%
Cliffs Natural Resources Inc.	4,265	302,602

SYSTEMS SOFTWARE—1.0%
Red Hat Inc.*	21,330	624,329

THRIFTS & MORTGAGE FINANCE—1.6%
Brookline Bancorp Inc.	27,005	287,333
Ocwen Financial Corp. *	27,535	305,363
People’s United Financial Inc.	26,480	414,147
		1,006,843
WIRELESS TELECOMMUNICATION SERVICES—1.2%
SBA Communications Corp.*	19,500	703,365

TOTAL COMMON STOCKS (Cost $54,806,250)		58,605,281

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—2.7%
TIME DEPOSITS—2.7%
Wells Fargo Grand Cayman, 0.03%, 4/01/10 (Cost $1,619,087)	1,619,087	1,619,087

Total Investments (Cost $56,425,337)(a)	98.9%	60,224,368
Other Assets in Excess of Liabilities	1.1	672,443

NET ASSETS	100.0%	$60,896,811

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At March 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $56,429,200 amounted to $3,795,168 which consisted of aggregate gross unrealized appreciation of $4,095,427 and aggregate gross unrealized depreciation of $300,259.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2010

	SHARES	VALUE
COMMON STOCKS—95.0%
AEROSPACE & DEFENSE—2.0%
BE Aerospace Inc. *	164,400	$5,005,980
Esterline Technologies Corp. *	84,550	4,179,307
		9,185,287
AIRLINES—0.6%
Airtran Holdings Inc.*	540,550	2,745,994

APPAREL RETAIL—3.7%
Aeropostale Inc. *	109,350	3,152,561
AnnTaylor Stores Corp. *	196,000	4,057,199
Childrens Place Retail Stores Inc., /The *	78,600	3,501,630
Coldwater Creek Inc. *	322,900	2,240,926
J Crew Group Inc. *	78,400	3,598,560
		16,550,876
APPLICATION SOFTWARE—7.8%
Concur Technologies Inc. *	82,000	3,362,820
Informatica Corp. *	206,700	5,551,962
Nice Systems Ltd. #*	157,400	4,997,450
Pegasystems Inc.	134,100	4,961,700
SolarWinds Inc. *	214,700	4,650,402
Solera Holdings Inc.	127,900	4,943,335
Taleo Corp., Cl. A *	166,700	4,319,197
VanceInfo Technologies Inc. #*	164,900	3,675,621
		36,462,487
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
Artio Global Investors Inc.	84,500	2,090,530
Cohen & Steers Inc.	133,100	3,322,176
		5,412,706
AUTO PARTS & EQUIPMENT—0.9%
Dana Holding Corp.*	338,600	4,022,568

BIOTECHNOLOGY—3.9%
Acorda Therapeutics Inc. *	38,500	1,316,700
Human Genome Sciences Inc. *	182,300	5,505,460
InterMune Inc. *	44,700	1,992,279
OSI Pharmaceuticals Inc. *	57,200	3,406,260
Savient Pharmaceuticals Inc. *	260,800	3,768,560
United Therapeutics Corp. *	33,900	1,875,687
		17,864,946
CASINOS & GAMING—0.9%
WMS Industries Inc.*	97,000	4,068,180

COAL & CONSUMABLE FUELS—0.8%
Patriot Coal Corp.*	175,700	3,594,822

COMMUNICATIONS EQUIPMENT—2.4%
Aruba Networks Inc. *	235,400	3,215,564
Brocade Communications Systems Inc. *	508,800	2,905,248
Finisar Corp. *	315,200	4,951,792
		11,072,604
COMPUTER STORAGE & PERIPHERALS—0.9%
QLogic Corp.*	211,400	4,291,420

CONSTRUCTION & ENGINEERING—0.7%
Aecom Technology Corp.*	119,000	3,376,030

DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Wright Express Corp.*	103,300	3,111,396

DISTILLERS & VINTNERS—0.8%
Central European Distribution Corp.*	101,300	3,546,513

DISTRIBUTORS—1.0%
LKQ Corp.*	226,420	4,596,326

EDUCATION SERVICES—1.9%
American Public Education Inc. *	120,600	5,619,960
Grand Canyon Education Inc. *	114,200	2,985,188
		8,605,148

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ELECTRIC UTILITIES—1.2%
ITC Holdings Corp.	99,200	$5,456,000

ELECTRICAL COMPONENTS & EQUIPMENT—2.3%
Generac Holdings Inc. *	96,300	1,349,163
GrafTech International Ltd. *	249,900	3,416,133
Woodward Governor Co.	175,800	5,622,084
		10,387,380
ENVIRONMENTAL & FACILITIES SERVICES—1.6%
Tetra Tech Inc. *	114,300	2,633,472
Waste Connections Inc. *	146,500	4,975,140
		7,608,612
FOREST PRODUCTS—0.8%
Louisiana-Pacific Corp.*	375,600	3,399,180

GOLD—0.4%
Gammon Gold Inc.*	248,400	1,785,996

HEALTH CARE DISTRIBUTORS—1.6%
Owens & Minor Inc.	78,000	3,618,420
PharMerica Corp. *	209,700	3,820,734
		7,439,154
HEALTH CARE EQUIPMENT—5.9%
Arthrocare Corp. *	66,600	1,979,352
Cyberonics Inc. *	116,400	2,230,224
Insulet Corp. *	247,500	3,734,775
MAKO Surgical Corp. *	222,700	3,001,996
Masimo Corp.	62,400	1,656,720
NuVasive Inc. *	80,200	3,625,040
Sirona Dental Systems Inc. *	120,500	4,582,614
Thoratec Corp. *	113,400	3,793,230
Wright Medical Group Inc. *	160,098	2,844,941
		27,448,892
HEALTH CARE FACILITIES—1.5%
LifePoint Hospitals Inc. *	114,100	4,196,598
Select Medical Holdings Corp. *	328,600	2,773,384
		6,969,982
HEALTH CARE SERVICES—0.8%
Gentiva Health Services Inc.*	136,900	3,871,532

HEALTH CARE SUPPLIES—1.2%
AGA Medical Holdings Inc. *	87,400	1,420,250
Inverness Medical Innovations Inc. *	102,400	3,988,480
		5,408,730
HEALTH CARE TECHNOLOGY—0.9%
Medidata Solutions Inc.*	258,800	3,933,760

HOME FURNISHING RETAIL—0.9%
Williams-Sonoma Inc.	159,400	4,190,626

HOTELS RESORTS & CRUISE LINES—1.5%
Choice Hotels International Inc.	93,700	3,261,697
Interval Leisure Group *	264,500	3,851,120
		7,112,817
HOUSEWARES & SPECIALTIES—1.1%
Tupperware Brands Corp.	101,900	4,913,618

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.9%
Towers Watson & Co.	83,300	3,956,750

INDUSTRIAL MACHINERY—2.7%
Actuant Corp., Cl. A	199,400	3,898,270
Clarcor Inc.	99,400	3,428,306
RBC Bearings Inc. *	150,900	4,809,183
		12,135,759
INTERNET RETAIL—0.9%
Shutterfly Inc.*	175,065	4,217,316

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—3.6%
GSI Commerce Inc. *	197,600	$5,467,592
LogMeIn, Inc. *	134,400	2,780,736
OpenTable Inc. *	86,500	3,298,245
VistaPrint Ltd. *	85,100	4,871,975
		16,418,548
INVESTMENT BANKING & BROKERAGE—1.3%
Knight Capital Group Inc. *	145,400	2,217,350
Lazard Ltd., Cl. A	101,200	3,612,840
		5,830,190
LEISURE FACILITIES—0.6%
Life Time Fitness Inc.*	106,450	2,991,245

LEISURE PRODUCTS—1.7%
Fossil Inc. *	82,200	3,102,228
Phillips-Van Heusen Corp.	84,600	4,852,656
		7,954,884
LIFE SCIENCES TOOLS & SERVICES—2.8%
Bruker Corp. *	310,200	4,544,430
ICON PLC #*	100,800	2,661,120
Parexel International Corp. *	248,100	5,783,211
		12,988,761
MANAGED HEALTH CARE—0.9%
Amerigroup Corp.*	128,800	4,281,312

METAL & GLASS CONTAINERS—0.6%
Silgan Holdings Inc.	48,600	2,927,178

OFFICE SERVICES & SUPPLIES—1.0%
SYKES Enterprises Inc.*	192,799	4,403,529

OIL & GAS EQUIPMENT & SERVICES—1.3%
Acergy SA #	140,100	2,572,236
Cal Dive International Inc. *	290,800	2,131,564
Dril-Quip Inc. *	23,095	1,405,100
		6,108,900
OIL & GAS EXPLORATION & PRODUCTION—2.4%
Concho Resources Inc. *	30,920	1,557,131
Kodiak Oil & Gas Corp. *	559,700	1,908,577
Mariner Energy Inc. *	289,400	4,332,318
Quicksilver Resources Inc. *	231,600	3,258,612
		11,056,638
PACKAGED FOODS & MEATS—1.8%
Diamond Foods Inc.	54,800	2,303,792
Flowers Foods Inc.	115,500	2,857,470
Hain Celestial Group Inc. *	181,950	3,156,833
		8,318,095
PHARMACEUTICALS—3.3%
Auxilium Pharmaceuticals Inc. *	148,000	4,611,680
Eurand NV *	145,500	1,641,240
Medicis Pharmaceutical Corp., Cl. A	197,300	4,964,068
Optimer Pharmaceuticals Inc. *	336,700	4,134,676
		15,351,664
RAILROADS—0.7%
Genesee & Wyoming Inc., Cl. A*	100,400	3,425,648

REGIONAL BANKS—0.9%
Boston Private Financial Holdings Inc.	19,000	140,030
CVB Financial Corp.	176,200	1,749,666
Iberiabank Corp.	37,300	2,238,373
		4,128,069
REINSURANCE—0.7%
Platinum Underwriters Holdings Ltd.	93,100	3,452,148

RESEARCH & CONSULTING SERVICES—2.1%
FTI Consulting Inc. *	93,150	3,662,658

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESEARCH & CONSULTING SERVICES—(CONT.)
ICF International Inc. *	113,400	$2,816,856
Resources Connection Inc. *	173,200	3,320,244
		9,799,758
RESTAURANTS—1.2%
Cheesecake Factory Inc., /The *	118,300	3,201,198
McCormick & Schmick’s Seafood Restaurants Inc. *	240,850	2,425,360
		5,626,558
SECURITY & ALARM SERVICES—0.9%
Geo Group Inc., /The*	215,900	4,279,138

SEMICONDUCTOR EQUIPMENT—1.0%
Novellus Systems Inc.*	190,800	4,770,000

SEMICONDUCTORS—5.0%
Atheros Communications Inc. *	123,600	4,784,556
Mellanox Technologies Ltd. *	178,673	4,211,323
Monolithic Power Systems Inc. *	169,700	3,784,310
Netlogic Microsystems Inc. *	148,200	4,361,526
Silicon Laboratories Inc. *	29,400	1,401,498
Skyworks Solutions Inc. *	278,400	4,343,040
		22,886,253
SPECIALIZED CONSUMER SERVICES—0.7%
Sotheby’s	110,300	3,429,227

SPECIALTY CHEMICALS—0.7%
Rockwood Holdings Inc.*	125,000	3,327,500

THRIFTS & MORTGAGE FINANCE—1.3%
Brookline Bancorp Inc.	295,000	3,138,800
Ocwen Financial Corp. *	247,400	2,743,666
		5,882,466
TRUCKING—1.1%
Dollar Thrifty Automotive Group Inc.*	162,300	5,214,699

WIRELESS TELECOMMUNICATION SERVICES—1.0%
Syniverse Holdings Inc.*	233,500	4,546,245

TOTAL COMMON STOCKS (Cost $378,501,955)		438,142,060

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—5.2%
TIME DEPOSITS—5.2%
Citibank London, 0.03%, 4/1/10	6,798,522	6,798,522
Wells Fargo Grand Cayman, 0.03%, 4/1/10	17,300,000	17,300,000
TOTAL TIME DEPOSITS (Cost $24,098,522)		24,098,522

Total Investments (Cost $402,600,477)(a)	100.2%	462,240,582
Liabilities in Excess of Other Assets	(0.2)	(756,931)

NET ASSETS	100.0%	$461,483,651

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At March 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $403,059,216 amounted to $59,181,366 which consisted of aggregate gross unrealized appreciation of $77,581,724 and aggregate gross unrealized depreciation of $18,400,358.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2010

	SHARES	VALUE
COMMON STOCKS—99.0%
ADVERTISING—0.3%
Focus Media Holding Ltd.#*	5,150	$94,039

AEROSPACE & DEFENSE—2.6%
Boeing Co., /The	2,550	185,156
General Dynamics Corp.	4,200	324,240
Lockheed Martin Corp.	4,700	391,133
		900,529
AGRICULTURAL PRODUCTS—0.3%
Bunge Ltd.	1,850	114,016

AIR FREIGHT & LOGISTICS—1.6%
FedEx Corp.	3,050	284,870
United Parcel Service Inc., Cl. B	4,350	280,184
		565,054
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
Legg Mason Inc.	5,800	166,286
Northern Trust Corp.	3,300	182,358
		348,644
BIOTECHNOLOGY—1.5%
Amgen Inc. *	6,450	385,452
Celgene Corp. *	2,250	139,410
		524,862
CABLE & SATELLITE—1.3%
Comcast Corp., Cl. A	9,700	174,309
Scripps Networks Interactive Inc.	6,050	268,318
		442,627
COAL & CONSUMABLE FUELS—0.5%
Peabody Energy Corp.	4,000	182,800

COMMUNICATIONS EQUIPMENT—3.4%
Brocade Communications Systems Inc. *	27,250	155,598
Cisco Systems Inc. *	23,980	624,198
Qualcomm Inc.	9,550	401,005
		1,180,801
COMPUTER HARDWARE—5.9%
Apple Inc. *	2,100	493,353
Dell Inc. *	18,500	277,685
Hewlett-Packard Co.	12,650	672,347
International Business Machines Corp.	5,000	641,250
		2,084,635
CONSTRUCTION & ENGINEERING—0.6%
Fluor Corp.	4,500	209,295

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.5%
Caterpillar Inc.	2,900	182,265

DATA PROCESSING & OUTSOURCED SERVICES—0.4%
Mastercard Inc.	500	127,000

DIVERSIFIED BANKS—0.9%
Wells Fargo & Co.	10,500	326,760

DIVERSIFIED CHEMICALS—1.1%
Dow Chemical Co., /The	5,850	172,985
EI Du Pont de Nemours & Co.	5,050	188,062
		361,047
DRUG RETAIL—1.1%
CVS Caremark Corp.	10,050	367,428

ELECTRIC UTILITIES—2.9%
Brookfield Infrastructure Partners LP	6,800	119,612
Entergy Corp.	2,150	174,903
Exelon Corp.	6,400	280,384
Southern Co.	13,050	432,738
		1,007,637
ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Republic Services Inc.	9,250	268,435

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FERTILIZERS & AGRICULTURAL CHEMICALS—0.4%
Monsanto Co.	2,050	$146,411

FOOD RETAIL—0.5%
Kroger Co., /The	7,850	170,031

FOREST PRODUCTS—0.8%
Weyerhaeuser Co.	6,200	280,674

GOLD—0.9%
Goldcorp Inc.	8,450	314,509

HEALTH CARE DISTRIBUTORS—0.5%
Cardinal Health Inc.	5,100	183,753

HEALTH CARE EQUIPMENT—2.7%
Baxter International Inc.	4,450	258,989
Boston Scientific Corp. *	21,950	158,479
Medtronic Inc.	4,250	191,378
St. Jude Medical Inc. *	4,450	182,673
Zimmer Holdings Inc. *	2,700	159,840
		951,359
HEALTH CARE FACILITIES—0.2%
Select Medical Holdings Corp.*	9,600	81,024

HOME ENTERTAINMENT SOFTWARE—0.5%
Take-Two Interactive Software Inc.*	16,300	160,555

HOME IMPROVEMENT RETAIL—1.0%
Lowe’s Companies, Inc.	13,950	338,148

HOMEBUILDING—1.1%
Toll Brothers Inc.*	17,950	373,360

HOTELS RESORTS & CRUISE LINES—1.0%
Carnival Corp.	5,400	209,952
Choice Hotels International Inc.	4,450	154,905
		364,857
HOUSEHOLD PRODUCTS—1.6%
Procter & Gamble Co., /The	9,066	573,606

HYPERMARKETS & SUPER CENTERS—1.8%
Wal-Mart Stores Inc.	11,250	625,500

INDUSTRIAL CONGLOMERATES—2.1%
General Electric Co.	17,050	310,309
McDermott International Inc. *	6,200	166,904
Tyco International Ltd.	6,450	246,713
		723,926
INTEGRATED OIL & GAS—6.2%
Chevron Corp.	10,100	765,883
ConocoPhillips	5,150	263,526
Exxon Mobil Corp.	16,750	1,121,914
		2,151,323
INTEGRATED TELECOMMUNICATION SERVICES—2.3%
Verizon Communications Inc.	25,800	800,316

INTERNET SOFTWARE & SERVICES—3.8%
eBay Inc. *	11,550	311,273
Google Inc., Cl. A *	650	368,556
IAC/InterActiveCorp. *	19,025	432,628
Yahoo! Inc. *	14,245	235,470
		1,347,927
INVESTMENT BANKING & BROKERAGE—4.0%
Charles Schwab Corp., /The	13,900	259,791
Goldman Sachs Group Inc., /The	2,050	349,792
Lazard Ltd., Cl. A	12,800	456,960
Morgan Stanley	11,600	339,764
		1,406,307
LEISURE PRODUCTS—0.5%
Coach Inc.	4,600	181,792

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LIFE & HEALTH INSURANCE—1.1%
MetLife Inc.	2,750	$119,185
Prudential Financial Inc.	4,450	269,225
		388,410
MANAGED HEALTH CARE—0.6%
UnitedHealth Group Inc.	6,900	225,423

MARINE—0.5%
Navios Maritime Partners LP	10,350	181,746

METAL & GLASS CONTAINERS—0.5%
Owens-Illinois Inc.*	5,200	184,808

MOVIES & ENTERTAINMENT—2.4%
Regal Entertainment Group, Cl. A	11,250	197,663
Viacom Inc., Cl. B *	8,600	295,668
World Wrestling Entertainment Inc.	20,750	358,974
		852,305
OFFICE REITS—0.5%
Digital Realty Trust Inc.	3,100	168,020

OIL & GAS DRILLING—1.3%
Diamond Offshore Drilling Inc.	2,150	190,942
Transocean Ltd. *	3,217	277,884
		468,826
OIL & GAS EQUIPMENT & SERVICES—1.1%
Schlumberger Ltd.	6,200	393,452

OIL & GAS EXPLORATION & PRODUCTION—2.3%
Anadarko Petroleum Corp.	4,100	298,603
Chesapeake Energy Corp.	6,300	148,932
Devon Energy Corp.	3,100	199,733
Plains Exploration & Production Co. *	4,850	145,452
		792,720
OIL & GAS STORAGE & TRANSPORTATION—1.3%
Enterprise Products Partners LP	12,650	437,437

OTHER DIVERSIFIED FINANCIAL SERVICES—3.1%
Bank of America Corp.	26,100	465,885
JPMorgan Chase & Co.	13,500	604,125
		1,070,010
PACKAGED FOODS & MEATS—2.3%
General Mills Inc.	2,450	173,436
HJ Heinz Co.	4,800	218,928
Kraft Foods Inc., Cl. A	13,467	407,242
		799,606
PHARMACEUTICALS—5.6%
Abbott Laboratories	11,200	590,016
Johnson & Johnson	9,950	648,740
Pfizer Inc.	39,100	670,565
		1,909,321
PROPERTY & CASUALTY INSURANCE—1.3%
Travelers Cos., Inc., /The	8,150	439,611

RAILROADS—1.1%
CSX Corp.	7,250	369,025

RESEARCH & CONSULTING SERVICES—0.4%
FTI Consulting Inc.*	3,800	149,416

RESTAURANTS—1.1%
McDonald’s Corp.	5,900	393,648

SEMICONDUCTORS—1.2%
Intel Corp.	18,050	401,793

SOFT DRINKS—4.0%
Coca-Cola Co., /The	9,850	541,750
Hansen Natural Corp. *	6,250	271,125

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SOFT DRINKS—(CONT.)
PepsiCo Inc.	8,800	$582,207
		1,395,082
SPECIALIZED FINANCE—0.6%
CME Group Inc.	636	201,046

SPECIALIZED REITS—0.8%
Host Hotels & Resorts Inc.	19,685	288,385

SYSTEMS SOFTWARE—3.4%
Microsoft Corp.	32,650	955,666
Oracle Corp.	8,700	223,503
		1,179,169
THRIFTS & MORTGAGE FINANCE—0.4%
People’s United Financial Inc.	9,750	152,490

TOBACCO—2.6%
Altria Group Inc.	22,300	457,595
Philip Morris International Inc.	8,450	440,752
		898,347
TRUCKING—0.4%
Hertz Global Holdings Inc.*	13,950	139,361

WIRELESS TELECOMMUNICATION SERVICES—0.5%
Vodafone Group PLC#	7,800	181,662

TOTAL COMMON STOCKS (Cost $33,641,241)		34,524,371

MANDATORY CONVERTIBLE PREFERRED STOCK—0.7%
OTHER DIVERSIFIED FINANCIAL SERVICES—0.7%
Citigroup Inc., 7.50%, 12/15/2012*(a) (Cost $200,000)	2,000	243,760

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—0.7%
SEMICONDUCTORS—0.7%
Intel Corp., 3.25%, 8/1/39(L2)(b) (Cost $200,000)	200,000	240,750

Total Investments (Cost $34,041,241)(c)	100.4%	35,008,881
Liabilities in Excess of Other Assets	(0.4)	(147,829)

NET ASSETS	100.0%	$34,861,052

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)	These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.7%, of the net assets of the Fund.

(c)

At March 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $33,976,494 amounted to $1,032,387 which consisted of aggregate gross unrealized appreciation of $3,472,758 and aggregate gross unrealized depreciation of $2,440,371.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER BALANCED PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2010

	SHARES	VALUE
COMMON STOCKS—53.8%
ADVERTISING—0.1%
Focus Media Holding Ltd.#*	10,100	184,426

AEROSPACE & DEFENSE—2.0%
BE Aerospace Inc. *	12,200	371,490
Boeing Co., /The	4,800	348,528
General Dynamics Corp.	9,200	710,240
ITT Corp.	6,600	353,826
Lockheed Martin Corp.	9,600	798,912
		2,582,996
AGRICULTURAL PRODUCTS—0.2%
Bunge Ltd.	4,500	277,335

AIR FREIGHT & LOGISTICS—0.7%
FedEx Corp.	3,300	308,220
United Parcel Service Inc., Cl. B	10,100	650,541
		958,761
APPLICATION SOFTWARE—0.2%
Intuit Inc.*	6,500	223,210

ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Invesco Ltd.	10,500	230,055
Legg Mason Inc.	11,900	341,173
		571,228
BIOTECHNOLOGY—0.7%
Amgen Inc. *	7,500	448,200
Celgene Corp. *	6,500	402,740
		850,940
CABLE & SATELLITE—0.7%
Comcast Corp., Cl. A	21,000	377,370
Scripps Networks Interactive Inc.	11,900	527,765
		905,135
CASINOS & GAMING—0.1%
International Game Technology	9,700	178,965

COAL & CONSUMABLE FUELS—0.3%
Peabody Energy Corp.	7,600	347,320

COMMUNICATIONS EQUIPMENT—2.0%
Brocade Communications Systems Inc. *	46,400	264,944
Cisco Systems Inc. *	60,600	1,577,418
Qualcomm Inc.	18,700	785,213
		2,627,575
COMPUTER HARDWARE—4.4%
Apple Inc. *	11,500	2,701,694
Dell Inc. *	25,200	378,252
Hewlett-Packard Co.	24,300	1,291,545
International Business Machines Corp.	9,400	1,205,550
		5,577,041
COMPUTER STORAGE & PERIPHERALS—0.7%
EMC Corp. *	39,900	719,796
NetApp Inc. *	7,300	237,688
		957,484
CONSTRUCTION & ENGINEERING—0.5%
Fluor Corp.	8,400	390,684
Foster Wheeler AG *	7,800	211,692
		602,376
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Caterpillar Inc.	5,600	351,960
Deere & Co.	6,200	368,652
Joy Global Inc.	3,900	220,740
		941,352
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Mastercard Inc.	2,600	660,400

DIVERSIFIED BANKS—0.5%
Wells Fargo & Co.	19,200	597,504

DIVERSIFIED CHEMICALS—0.3%
EI Du Pont de Nemours & Co.	9,600	357,504

DRUG RETAIL—1.0%
CVS Caremark Corp.	19,500	712,920
Walgreen Co.	16,500	611,985
		1,324,905
ENVIRONMENTAL & FACILITIES SERVICES—0.2%
Republic Services Inc.	7,300	211,846

FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
Monsanto Co.	5,800	414,236
Potash Corporation of Saskatchewan Inc.	3,000	358,050
		772,286
FOOD RETAIL—0.4%
Kroger Co., /The	22,200	480,852

FOOTWEAR—0.4%
NIKE Inc., Cl. B	6,900	507,150

FOREST PRODUCTS—0.2%
Weyerhaeuser Co.	6,300	285,201

GENERAL MERCHANDISE STORES—0.4%
Target Corp.	8,800	462,880

GOLD—0.5%
Goldcorp Inc.	9,600	357,312
Yamana Gold Inc.	24,600	242,310
		599,622
HEALTH CARE EQUIPMENT—1.5%
Beckman Coulter Inc.	5,200	326,560
Boston Scientific Corp. *	42,500	306,850
Covidien PLC	4,500	226,260
Medtronic Inc.	8,100	364,743
St. Jude Medical Inc. *	8,800	361,240
Zimmer Holdings Inc. *	5,600	331,520
		1,917,173
HEALTH CARE FACILITIES—0.1%
Select Medical Holdings Corp.*	20,700	174,708

HEALTH CARE SUPPLIES—0.4%
Inverness Medical Innovations Inc.*	11,600	451,820

HOME ENTERTAINMENT SOFTWARE—0.5%
Electronic Arts Inc. *	13,800	257,508
Take-Two Interactive Software Inc. *	33,700	331,945
		589,453
HOMEBUILDING—0.5%
Toll Brothers Inc.*	31,200	648,960

HOTELS RESORTS & CRUISE LINES—0.1%
Carnival Corp.	4,700	182,736

HOUSEHOLD PRODUCTS—0.9%
Procter & Gamble Co., /The	18,100	1,145,187

HYPERMARKETS & SUPER CENTERS—1.4%
Costco Wholesale Corp.	5,300	316,463
Wal-Mart Stores Inc.	26,100	1,451,160
		1,767,623
INDUSTRIAL CONGLOMERATES—1.4%
3M Co.	7,700	643,489
General Electric Co.	22,000	400,400
McDermott International Inc. *	14,000	376,880
Tyco International Ltd.	9,700	371,025
		1,791,794
INDUSTRIAL GASES—0.2%
Praxair Inc.	3,000	249,000

INTEGRATED OIL & GAS—1.9%
Chevron Corp.	8,100	614,223
Exxon Mobil Corp.	20,600	1,379,788
Petroleo Brasileiro SA #	10,500	467,145
		2,461,156
INTEGRATED TELECOMMUNICATION SERVICES—0.4%
Verizon Communications Inc.	16,000	496,320

INTERNET RETAIL—0.9%
Amazon.com Inc. *	3,300	447,909
Expedia Inc.	27,100	676,416
		1,124,325
INTERNET SOFTWARE & SERVICES—2.7%
eBay Inc. *	26,650	718,218
Google Inc., Cl. A *	1,900	1,077,318
IAC/InterActiveCorp. *	41,250	938,025
Yahoo! Inc. *	39,900	659,547
		3,393,108
INVESTMENT BANKING & BROKERAGE—1.6%
Charles Schwab Corp., /The	22,400	418,656
Goldman Sachs Group Inc., /The	3,200	546,016
Lazard Ltd., Cl. A	11,300	403,410
Morgan Stanley	19,500	571,155
		1,939,237
IT CONSULTING & OTHER SERVICES—0.3%
Cognizant Technology Solutions Corp., Cl. A*	8,300	423,134

LEISURE PRODUCTS—0.3%
Coach Inc.	9,100	359,632

LIFE & HEALTH INSURANCE—0.3%
Prudential Financial Inc.	6,600	399,300

LIFE SCIENCES TOOLS & SERVICES—0.4%
Thermo Fisher Scientific Inc.*	10,700	550,408

MANAGED HEALTH CARE—0.6%
Aetna Inc.	7,700	270,347
UnitedHealth Group Inc.	13,600	444,312
		714,659
METAL & GLASS CONTAINERS—0.3%
Owens-Illinois Inc.*	9,200	326,968

MOVIES & ENTERTAINMENT—0.6%
Regal Entertainment Group, Cl. A	11,300	198,541
Viacom Inc., Cl. B *	17,100	587,898
		786,439
OFFICE REITS—0.3%
Digital Realty Trust Inc.	6,200	336,040

OIL & GAS DRILLING—0.5%
Transocean Ltd.*	6,883	594,554

OIL & GAS EQUIPMENT & SERVICES—0.9%
Cameron International Corp. *	12,800	548,608
Schlumberger Ltd.	9,900	628,254
		1,176,862
OIL & GAS EXPLORATION & PRODUCTION—1.4%
Anadarko Petroleum Corp.	10,100	735,583
Chesapeake Energy Corp.	18,600	439,704
Devon Energy Corp.	2,500	161,075
Nexen Inc.	6,200	153,202
Plains Exploration & Production Co. *	10,100	302,899
		1,792,463
OIL & GAS STORAGE & TRANSPORTATION—0.2%
Enterprise Products Partners LP	8,500	293,930

OTHER DIVERSIFIED FINANCIAL SERVICES—1.4%
Bank of America Corp.	54,700	976,395
JPMorgan Chase & Co.	19,200	859,200
		1,835,595

PACKAGED FOODS & MEATS—0.8%
HJ Heinz Co.	7,200	328,392
Kraft Foods Inc., Cl. A	23,600	713,664
		1,042,056
PHARMACEUTICALS—3.2%
Abbott Laboratories	21,400	1,127,352
Johnson & Johnson	15,200	991,040
Merck & Co., Inc.	8,700	324,945
Mylan Inc. *	17,300	392,883
Pfizer Inc.	58,920	1,010,478
Shire PLC #	6,000	395,760
		4,242,458
PROPERTY & CASUALTY INSURANCE—0.3%
Travelers Cos., Inc., /The	7,800	420,732

RAILROADS—0.2%
CSX Corp.	3,800	193,420

RESEARCH & CONSULTING SERVICES—0.2%
FTI Consulting Inc.*	7,500	294,900

RESTAURANTS—0.9%
Cheesecake Factory Inc., /The *	22,500	608,850
McDonald’s Corp.	7,800	520,416
		1,129,266
SEMICONDUCTOR EQUIPMENT—0.5%
Applied Materials Inc.	14,600	196,808
Lam Research Corp. *	10,300	384,396
		581,204
SEMICONDUCTORS—1.0%
Avago Technologies Ltd. *	9,900	203,544
Intel Corp.	46,800	1,041,768
		1,245,312
SOFT DRINKS—2.0%
Coca-Cola Co., /The	16,600	913,000
Hansen Natural Corp. *	12,800	555,264
PepsiCo Inc.	17,700	1,171,032
		2,639,296
SPECIALIZED FINANCE—0.7%
CME Group Inc.	1,328	419,794
Hong Kong Exchanges and Clearing Ltd.	18,400	307,113
IntercontinentalExchange Inc. *	1,900	213,142
		940,049
SPECIALIZED REITS—0.2%
Host Hotels & Resorts Inc.	16,857	246,955

SYSTEMS SOFTWARE—1.6%
Microsoft Corp.	70,050	2,050,364

TOBACCO—1.4%
Altria Group Inc.	35,200	722,304
Philip Morris International Inc.	19,600	1,022,336
		1,744,640
TRUCKING—0.2%
Hertz Global Holdings Inc.*	28,500	284,715

TOTAL COMMON STOCKS (Cost $66,789,932)		69,024,245

MANDATORY CONVERTIBLE PREFERRED STOCK—0.7%
OTHER DIVERSIFIED FINANCIAL SERVICES—0.7%
Citigroup Inc., 7.50%, 12/15/2012*(a) (Cost $715,925)	7,000	853,160

PREFERRED STOCKS—0.6%
MULTI-LINE INSURANCE—0.6%
HARTFORD FINL SVCS GRP /PFD/, 7.25%, 4/1/2013* (Cost $725,900)	28,000	740,880

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—3.7%
GOLD—0.6%
AngloGold Ashanti Holdings Finance PLC, 3.50%, 5/22/14(L2)(b)	650,000	723,125

MULTI-UTILITIES—0.5%
CMS Energy Corp., 5.50%, 6/15/29(L2)	500,000	599,375

OIL & GAS EXPLORATION & PRODUCTION—0.9%
Bill Barrett Corp., 5.00%, 3/15/28(L2)	800,000	791,000
Quicksilver Resources Inc., 1.88%, 11/1/24(L2)	350,000	393,313
		1,184,313
SEMICONDUCTORS—0.8%
Intel Corp., 3.25%, 8/1/39(L2)(b)	850,000	1,023,188

STEEL—0.5%
United States Steel Corp., 4.00%, 5/15/14(L2)	375,000	789,843

WIRELESS TELECOMMUNICATION SERVICES—0.4%
SBA Communications Corp., 4.00%, 10/1/14(L2)(b)	350,000	476,875

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $4,116,477)		4,796,719

CORPORATE BONDS—23.8%
APPLICATION SOFTWARE—0.5%
Adobe Systems Inc., 4.75%, 2/1/20(L2)	650,000	639,694

AUTOMOBILE MANUFACTURERS—0.5%
Ford Motor Credit Co., LLC, 8.13%, 1/15/20(L2)	650,000	682,984

CABLE & SATELLITE—1.1%
Comcast Corp., 5.70%, 7/1/19(L2)	625,000	653,793
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 4.75%, 10/1/14(L2)(b)	650,000	680,689
		1,334,482
CASINOS & GAMING—0.7%
MGM Mirage Inc., 10.38%, 5/15/14(L2)(b)	650,000	719,875
Scientific Games Corp., 7.88%, 6/15/16(L2)(b)	100,000	101,750
		821,625
COMMUNICATIONS EQUIPMENT—0.3%
Cisco Systems Inc., 4.95%, 2/15/19(L2)	350,000	364,629

COMPUTER HARDWARE—0.5%
Hewlett-Packard Co., 6.13%, 3/1/14(L2)	600,000	676,288

CONSTRUCTION MATERIALS—0.2%
Owens Corning, 9.00%, 6/15/19(L2)	250,000	295,080

CONSUMER FINANCE—2.1%
American Express Credit Corp., 7.30%, 8/20/13(L2)	600,000	673,957
Capital One Capital VI, 8.88%, 5/15/40(L2)	1,300,000	1,426,468
SLM Corp., 8.00%, 3/25/20(L2)	650,000	634,009
		2,734,434
DIVERSIFIED BANKS—1.0%
Charter One Bank NA, 6.38%, 5/15/12(L2)(b)	650,000	672,103
Royal Bank of Scotland PLC, /The, 4.88%, 8/25/14(L2)(b)	650,000	654,813
		1,326,916
DIVERSIFIED METALS & MINING—0.4%
Anglo American Capital PLC, 9.38%, 4/8/14(L2)(b)	350,000	420,786

ELECTRIC UTILITIES—1.0%
Enel Finance International SA, 5.13%, 10/7/19(L2)(b)	650,000	643,598
Florida Power Corp., 5.80%, 9/15/17(L2)	600,000	654,467
		1,298,065
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Acuity Brands Lighting, 6.00%, 12/15/19(L2)(b)	650,000	632,495

FERTILIZERS & AGRICULTURAL CHEMICALS—0.2%
Potash Corporation of Saskatchewan Inc., 5.25%, 5/15/14(L2)	275,000	297,579

HEALTH CARE DISTRIBUTORS—0.5%
AmerisourceBergen Corp., 4.88%, 11/15/19(L2)	650,000	648,489

HEALTH CARE SERVICES—0.5%
HCA Inc., 7.25%, 9/15/20(L2)(b)	650,000	660,563

HOMEBUILDING—0.6%
Lennar Corp., 12.25%, 6/1/17(L2)	650,000	797,875

HOTELS RESORTS & CRUISE LINES—0.1%
Wyndham Worldwide Corp., 7.38%, 3/1/20(L2)	175,000	177,675

INDUSTRIAL CONGLOMERATES—0.3%
Tyco International Finance SA, 8.50%, 1/15/19(L2)	320,000	397,495

INTEGRATED OIL & GAS—0.5%
BP Capital Markets PLC, 5.25%, 11/7/13(L2)	600,000	660,799

INTEGRATED TELECOMMUNICATION SERVICES—1.3%
Cellco Partnership / Verizon Wireless Capital LLC, 7.38%, 11/15/13(L2)	600,000	694,591
Citizens Communications, 7.13%, 3/15/19(L2)	1,000,000	955,000
		1,649,591
INTERNET RETAIL—0.6%
Expedia Inc., 7.46%, 8/15/18(L2)	675,000	754,313

INVESTMENT BANKING & BROKERAGE—0.5%
Goldman Sachs Group Inc., /The, 5.38%, 3/15/20(L2)	650,000	645,215

LIFE & HEALTH INSURANCE—0.9%
Lincoln National Corp., 8.75%, 7/1/19(L2)	350,000	428,680
Prudential Financial Inc., 8.88%, 6/15/38(L2)	650,000	736,125
		1,164,805
LIFE SCIENCES TOOLS & SERVICES—0.5%
Life Technologies Corp., 3.38%, 3/1/13(L2)	350,000	352,176
Life Technologies Corp., 4.40%, 3/1/15(L2)	350,000	352,820
		704,996
METAL & GLASS CONTAINERS—0.2%
Ball Corp., 7.13%, 9/1/16(L2)	250,000	266,875

MORTGAGE REITS—0.4%
Annaly Capital Management Inc., 4.00%, 2/15/15(L2)	525,000	534,844

MOVIES & ENTERTAINMENT—0.1%
Time Warner Cable Inc., 8.25%, 2/14/14(L2)	125,000	146,800

OIL & GAS EXPLORATION & PRODUCTION—0.4%
Devon Energy Corp., 6.30%, 1/15/19(L2)	350,000	391,326
PetroHawk Energy Corp., 7.88%, 6/1/15(L2)	150,000	153,563
		544,889
OIL & GAS STORAGE & TRANSPORTATION—1.2%
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16(L2)	653,000	675,854
Spectra Energy Capital LLC, 5.65%, 3/1/20(L2)	350,000	360,680
Williams Cos Inc., /The, 8.75%, 1/15/20(L2)	350,000	430,354
		1,466,888
OTHER DIVERSIFIED FINANCIAL SERVICES—1.4%
Citigroup Inc., 8.50%, 5/22/19(L2)	600,000	701,459
JPMorgan Chase & Co., 7.90%, 12/30/49(L2)	1,000,000	1,069,704
		1,771,163
PACKAGED FOODS & MEATS—0.1%
Kraft Foods Inc., 6.75%, 2/19/14(L2)	125,000	140,681

PHARMACEUTICALS—1.1%
AstraZeneca PLC, 5.40%, 6/1/14(L2)	600,000	658,634
Roche Holdings Inc., 5.00%, 3/1/14(L2)(b)	600,000	648,654
		1,307,288
PROPERTY & CASUALTY INSURANCE—1.7%
CNA Financial Corp., 7.35%, 11/15/19(L2)	1,000,000	1,046,931
Liberty Mutual Group Inc., 7.80%, 3/15/37(L2)(b)	700,000	626,500
XL Capital Ltd., 6.50%, 12/31/49(L2)	650,000	559,000
		2,232,431
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
Reckson Operating Partnership, 7.75%, 3/15/20(L2)(b)	825,000	840,485

SEMICONDUCTORS—0.3%
Analog Devices Inc., 5.00%, 7/1/14(L2)	350,000	369,990

SOFT DRINKS—0.6%
Coco-Cola Co., /The, 4.88%, 3/15/19(L2)	700,000	729,336

WIRELESS TELECOMMUNICATION SERVICES—0.3%
Crown Castle International Corp., 7.13%, 11/1/19(L2)	350,000	356,125

TOTAL CORPORATE BONDS (Cost $28,410,376)		30,494,668

MUNICIPAL BOND—0.5%
MUNICIPAL BONDS—0.5%
State of Hawaii, 5.10%, 2/1/24(L2) (Cost $656,606)	650,000	651,229

COLLATERALIZED MORTGAGE OBLIGATIONS—1.2%
WIRELESS TELECOMMUNICATION SERVICES—1.2%
American Tower Trust, 2007-1A, 5.96%, 4/15/37(L2)(b) (Cost $1,494,089)	1,500,000	1,581,915

ASSET BACKED SECURITIES—0.9%
MULTI-UTILITIES—0.4%
CenterPoint Energy Transition Bond Co., LLC, 2005A, 4.97%, 8/1/14(L2)	451,976	475,511

OTHER DIVERSIFIED FINANCIAL SERVICES—0.5%
Nissan Auto Receivables Owner Trust, 2005A, 3.20%, 2/15/13(L2)	650,000	668,720

TOTAL ASSET BACKED SECURITIES (Cost $1,102,946)		1,144,231

U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS—3.9% (c)
COLLATERALIZED MORTGAGE BACKED OBLIGATIONS—3.4%
Federal National Mortgage Association REMICS,(L2)
6.00%, 4/25/35 +,(L2)	1,800,000	1,942,467

Federal Home Loan Mortgage Corp REMICS,(L2)
6.00%, 8/15/29 +,(L2)	1,880,000	2,017,181

Government National Mortgage Association REMICS,(L2)
5.00%, 5/16/29 +,(L2)	537,299	547,805
		4,507,453
FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.5%
Federal National Mortgage Association,(L2)
5.00%, 4/01/18 (L2)	624,737	663,738

TOTAL U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS (Cost $4,861,904)		5,171,191

U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)—9.1% (c)
FEDERAL HOME LOAN BANK—0.2%
Federal Home Loan Banks,(L2)
5.38%, 6/08/12 (L2)	200,000	217,639

FEDERAL NATIONAL MORTGAGE ASSOCIATION—2.4%
Federal National Mortgage Association,(L2)
4.63%, 5/01/13 (L2)	1,400,000	1,495,606
5.00%, 2/13/17 (L2)	1,400,000	1,526,924
		3,022,530
U.S. GOVERNMENT NOTE/BOND—6.5%
U.S. Treasury Bonds(L2)
5.25%, 11/15/28 (L2)	1,000,000	1,089,063

U.S. Treasury Notes(L2)
5.00%, 8/15/11 (L2)	1,285,000	1,362,602
1.13%, 1/15/12 (L2)	1,400,000	1,405,579
1.50%, 12/31/13 (L2)	1,400,000	1,374,626
4.50%, 2/15/16 (L2)	640,000	697,350
4.75%, 8/15/17 (L2)	640,000	700,250
3.50%, 2/15/18 (L2)	150,000	150,504
U.S. Treasury Notes(L2)
3.38%, 11/15/19 (L2)	1,650,000	1,592,639
		7,283,550
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) (Cost $11,436,762)		11,612,782

Total Investments (Cost $120,310,917)(d)	98.2%	126,071,020
Other Assets in Excess of Liabilities	1.8	2,356,624

NET ASSETS	100.0%	$128,427,644

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	Real Estate Mortgage Investment Conduit
*	Non-income producing security.
#	American Depository Receipts.
(a)	These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 8.6%, of the net assets of the Fund.

(c)	Securities issued by these agencies, except for United States Treasury Notes and Bonds, are neither guaranteed nor issued by the United States Government.
(d)

At March 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $120,392,068 amounted to $5,678,952 which consisted of aggregate gross unrealized appreciation of $12,337,079 and aggregate gross unrealized depreciation of $6,658,127.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS|

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (formerly The Alger American Fund) (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing seven series of shares of beneficial interest: the Capital Appreciation Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, SMid Cap Growth Portfolio, Small Cap Growth Portfolio, Growth & Income Portfolio, and Balanced Portfolio (collectively the “Portfolios” and individually “Portfolio”). The Capital Appreciation Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, SMid Cap Growth Portfolio and Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Growth & Income Portfolio’s primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

Each Portfolio offers Class I-2 and Class S shares except for the Growth & Income Portfolio and SMid Cap Growth Portfolio which only offer Class I-2 shares. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Portfolios are generally valued on each day the New York Stock Exchange (the “NYSE”) is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally traded in the over-the-counter market.  Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity and type, as well as prices quoted by dealers who make markets in such securities.

The investments of short-term securities held by the Portfolios having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Portfolios invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios are open.

Financial Accounting Standards Board Accounting Standards Codification 820 - Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•          Level 1 — quoted prices in active markets for identical investments

•          Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Portfolios’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Transfers of investment assets and liabilities between levels are recognized at the end of a calendar quarter.

(b) Option Contracts: When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no options written for the six months ended June 30, 2009.

The Portfolios may also purchase put and call options. Purchasing call and put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

NOTE 3 — Fair Value Measurements:

On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment to provide the Level 3 activity on a gross basis.

The major categories of securities and their respective fair value inputs are detailed in each Portfolio’s Schedule of Investments.  The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolios’ investments carried at fair value. There were no significant transfers of investment assets between Levels 1 and 2 during as of March 31, 2010.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$6,469,914	$6,469,914	—	—
Consumer Staples	10,421,894	10,421,894	—	—
Energy	6,666,285	6,666,285	—	—
Financials	7,286,640	7,286,640	—	—
Health Care	8,902,166	8,902,166	—	—
Industrials	7,862,160	7,862,160	—	—
Information Technology	18,328,285	18,328,285	—	—
Materials	2,590,581	2,590,581	—	—
Telecommunication Services	496,320	496,320	—	—
TOTAL COMMON STOCKS	69,024,245	69,024,245	—	—

CONVERTIBLE CORPORATE BONDS
Energy	$1,184,313	—	$1,184,313	—
Information Technology	1,023,188	—	1,023,188	—
Materials	1,512,968	—	1,512,968	—
Telecommunication Services	476,875	—	476,875	—
Utilities	599,375	—	599,375	—
TOTAL CONVERTIBLE CORPORATE BONDS	4,796,719	—	4,796,719	—

CORPORATE BONDS
Consumer Discretionary	$4,715,754	—	$4,715,754	—
Consumer Staples	870,017	—	870,017	—
Energy	2,672,576	—	2,672,576	—
Financials	11,250,293	—	11,250,293	—
Health Care	3,321,336	—	3,321,336	—
Industrials	1,029,990	—	1,029,990	—
Information Technology	2,050,601	—	2,050,601	—
Materials	1,280,320	—	1,280,320	—
Telecommunication Services	2,005,716	—	2,005,716	—
Utilities	1,298,065	—	1,298,065	—
TOTAL CORPORATE BONDS	30,494,668	—	30,494,668	—

MANDATORY CONVERTIBLE PREFERRED STOCK
Financials	$853,160	$853,160	—	—

MUNICIPAL BOND
Municipal Bonds	$651,229	—	$651,229	—

PREFERRED STOCKS
Financials	$740,880	$740,880	—	—

COLLATERALIZED MORTGAGE OBLIGATIONS
Telecommunication Services	$1,581,915	—	$1,581,915	—

ASSET BACKED SECURITIES
Financials	$668,720	—	$668,720	—
Utilities	475,511	—	475,511	—
TOTAL ASSET BACKED SECURITIES	1,144,231	—	1,144,231	—

U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS
Collateralized Mortgage Backed Obligations	$4,507,453	—	$4,507,453	—
Federal National Mortgage Association	663,738	—	663,738	—
TOTAL U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS	5,171,191	—	5,171,191	—

U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)
Federal Home Loan Bank	$217,639	—	$217,639	—
Federal National Mortgage Association	3,022,530	—	3,022,530	—
U.S. Treasury Bonds	1,089,063	—	1,089,063	—
U.S. Treasury Notes	7,283,550	—	7,283,550	—
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)	11,612,782	—	11,612,782	—
TOTAL INVESTMENTS IN SECURITIES	$126,071,020	$70,618,285	$55,452,735	—

Alger Capital Appreciation Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$28,592,267	$28,592,267	—	—
Consumer Staples	12,903,144	12,903,144	—	—
Energy	24,469,229	24,469,229	—	—
Financials	29,062,759	29,062,759	—	—
Health Care	37,084,066	37,084,066	—	—
Industrials	18,716,678	18,716,678	—	—
Information Technology	111,279,677	111,279,677	—	—
Materials	12,066,157	12,066,157	—	—
Telecommunication Services	1,837,206	1,837,206	—	—
TOTAL COMMON STOCKS	276,011,183	276,011,183	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$4,840,262	—	$4,840,262	—
TOTAL INVESTMENTS IN SECURITIES	$280,851,445	$276,011,183	$4,840,262	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$3,040,776	$3,040,776	—	—
Consumer Staples	4,943,616	4,943,616	—	—
Energy	4,426,558	4,426,558	—	—
Financials	4,789,683	4,789,683	—	—
Health Care	3,875,742	3,875,742	—	—
Industrials	3,689,052	3,689,052	—	—
Information Technology	6,481,880	6,481,880	—	—
Materials	1,287,449	1,287,449	—	—
Telecommunication Services	981,978	981,978	—	—
Utilities	1,007,637	1,007,637	—	—
TOTAL COMMON STOCKS	34,524,371	34,524,371	—	—

CONVERTIBLE CORPORATE BONDS
Information Technology	$240,750	—	$240,750	—

MANDATORY CONVERTIBLE PREFERRED STOCK
Financials	$243,760	$243,760	—	—
TOTAL INVESTMENTS IN SECURITIES	$35,008,881	$34,768,131	$240,750	—

Alger Large Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$34,089,661	$34,089,661	—	—
Consumer Staples	51,336,058	51,336,058	—	—
Energy	27,278,711	27,278,711	—	—
Financials	27,930,543	27,930,543	—	—
Health Care	50,990,165	50,990,165	—	—
Industrials	30,823,788	30,823,788	—	—
Information Technology	117,860,013	117,860,013	—	—
Materials	13,553,009	13,553,009	—	—
Telecommunication Services	2,459,886	2,459,886	—	—
Utilities	3,282,840	3,282,840	—	—
TOTAL COMMON STOCKS	359,604,674	359,604,674	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$4,892,850	—	$4,892,850	—
TOTAL INVESTMENTS IN SECURITIES	$364,497,524	$359,604,674	$4,892,850	—

Alger Mid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$35,432,544	$35,432,544	—	—
Consumer Staples	7,036,054	7,036,054	—	—
Energy	15,739,693	15,739,693	—	—
Financials	20,811,152	20,811,152	—	—
Health Care	29,152,717	29,152,717	—	—
Industrials	24,278,019	24,278,019	—	—
Information Technology	53,425,217	53,425,217	—	—
Materials	7,824,540	7,824,540	—	—
TOTAL COMMON STOCKS	193,699,936	193,699,936	—	—

CONVERTIBLE CORPORATE BONDS
Telecommunication Services	$3,418,513	—	$3,418,513	—

PURCHASED OPTIONS
Financials	$316,350	$316,350	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$926,881	—	$926,881	—
TOTAL INVESTMENTS IN SECURITIES	$198,361,680	$194,016,286	$4,345,394	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$78,279,389	$78,279,389	—	—
Consumer Staples	11,864,608	11,864,608	—	—
Energy	20,760,360	20,760,360	—	—
Financials	24,705,579	24,705,579	—	—
Health Care	105,558,733	105,558,733	—	—
Industrials	76,518,584	76,518,584	—	—
Information Technology	99,012,708	99,012,708	—	—
Materials	11,439,854	11,439,854	—	—
Telecommunication Services	4,546,245	4,546,245	—	—
Utilities	5,456,000	5,456,000	—	—
TOTAL COMMON STOCKS	438,142,060	438,142,060	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$24,098,522	—	$24,098,522	—
TOTAL INVESTMENTS IN SECURITIES	$462,240,582	$438,142,060	$24,098,522	—

Alger SMid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$10,114,452	$10,114,452	—	—
Consumer Staples	1,745,550	1,745,550	—	—
Energy	2,364,392	2,364,392	—	—
Financials	4,589,791	4,589,791	—	—
Health Care	12,207,918	12,207,918	—	—
Industrials	9,699,974	9,699,974	—	—
Information Technology	14,258,576	14,258,576	—	—
Materials	2,266,213	2,266,213	—	—
Telecommunication Services	703,365	703,365	—	—
Utilities	655,050	655,050	—	—
TOTAL COMMON STOCKS	58,605,281	58,605,281	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$1,619,087	—	$1,619,087	—
TOTAL INVESTMENTS IN SECURITIES	$60,224,368	$58,605,281	$1,619,087	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Portfolios may invest in the following derivative instruments:

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Portfolios may enter into forward currency contracts. Additionally, each Portfolio may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Portfolio could be exposed to foreign currency fluctuations.

Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Portfolios may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

The Portfolios purchase put options or writes covered call options for speculative purposes or to economically hedge against adverse movements in the value of portfolio holdings. The Portfolios will segregate assets to cover its obligations under option contracts.

The fair values of derivative instruments as of March 31, 2010 are as follows:

Alger MidCap Growth Fund

	ASSET DERIVATIVES 2009		LIABILITY DERIVATIVES 2009
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Options	Investments in securities, at value	$316,350	—	—
Total		$316,350		—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

For the period ended March 31, 2010, the Alger Mid Cap Growth Portfolio had option purchases of $532,263 and no option sales.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: June 1, 2010

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: June 1, 2010